UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22058

Nuveen Tax-Advantaged Dividend Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Dividend Growth Fund (JTD)
September 30, 2012

Shares	Description (1)					Value
	Common Stocks - 104.9% (71.7% of Total Investments)
	Aerospace & Defense - 1.8%
66,823	Raytheon Company					$ 3,819,603
	Automobiles - 0.8%
35,800	Daimler AG, (2)					1,748,114
	Beverages - 4.0%
161,890	Coca-Cola Company					6,140,488
89,300	Heineken NV, (2)					2,655,782
	Total Beverages					8,796,270
	Capital Markets - 1.5%
18,805	BlackRock Inc.					3,352,932
	Chemicals - 2.8%
139,000	Linde AG, (2)					2,415,820
48,200	Syngenta AG, ADR					3,607,770
	Total Chemicals					6,023,590
	Commercial Banks - 8.4%
41,000	BOC Hong Kong Holdings Limited, (2)					2,591,200
81,353	Cullen/Frost Bankers, Inc.					4,672,103
49,200	HSBC Holdings PLC, (3)					2,285,832
27,000	Toronto-Dominion Bank					2,250,180
110,500	Wells Fargo & Company, (3)					3,815,565
20,800	Westpac Banking Corporation					2,669,264
	Total Commercial Banks					18,284,144
	Communications Equipment - 4.8%
96,300	Motorola Solutions Inc.					4,867,965
90,365	QUALCOMM, Inc.					5,646,909
	Total Communications Equipment					10,514,874
	Computers & Peripherals - 1.4%
4,700	Apple, Inc.					3,136,122
	Diversified Financial Services - 2.3%
123,755	JP Morgan Chase & Co.					5,009,602
	Diversified Telecommunication Services - 2.7%
156,453	AT&T Inc.					5,898,278
	Electric Utilities - 3.7%
88,139	NextEra Energy Inc.					6,198,816
189,000	Red Electrica Corporacion SA, (2)					1,794,196
	Total Electric Utilities					7,993,012
	Electrical Equipment - 2.5%
128,200	ABB Limited					2,397,340
62,461	Emerson Electric Company					3,014,992
	Total Electrical Equipment					5,412,332
	Energy Equipment & Services - 1.0%
55,700	Tenaris SA					2,270,889
	Food & Staples Retailing - 1.4%
61,200	CVS Caremark Corporation					2,963,304
	Food Products - 3.3%
172,400	Danone, (2)					2,111,900
81,100	McCormick & Company, Incorporated					5,031,444
	Total Food Products					7,143,344
	Gas Utilities - 2.3%
102,300	ONEOK, Inc.					4,942,113
	Health Care Providers & Services - 1.2%
36,600	Fresenius SE, ADR					2,686,440
	Hotels, Restaurants & Leisure - 3.3%
213,000	Compass Group PLC, (2)					2,353,650
72,484	YUM! Brands, Inc.					4,808,589
	Total Hotels, Restaurants & Leisure					7,162,239
	Household Durables - 1.6%
143,200	Leggett and Platt Inc.					3,587,160
	Industrial Conglomerates - 1.2%
45,100	Jardine Matheson Holdings Limited, (2)					2,566,190
	IT Services - 2.4%
25,610	International Business Machines Corporation (IBM)					5,312,795
	Machinery - 4.7%
34,700	Caterpillar Inc.					2,985,588
70,000	Eaton Corporation					3,308,200
36,400	Kubota Corporation					1,838,928
50,813	PACCAR Inc.					2,033,790
	Total Machinery					10,166,506
	Media - 3.9%
109,300	Pearson Public Limited Company					2,135,722
41,700	Time Warner Cable, Class A, (3)					3,964,002
34,100	WPP Group PLC					2,323,233
	Total Media					8,422,957
	Metals & Mining - 1.3%
42,700	BHP Billiton PLC, ADR					2,929,647
	Office Electronics - 0.6%
42,100	Canon Inc.					1,347,621
	Oil, Gas & Consumable Fuels - 9.0%
123,600	BG PLC., Sponsored ADR, (2)					2,509,080
49,850	Chevron Corporation, (3)					5,810,516
86,242	EQT Corporation					5,088,278
129,300	Kinder Morgan, Inc.					4,592,736
33,600	Total SA, Sponsored ADR					1,683,360
	Total Oil, Gas & Consumable Fuels					19,683,970
	Personal Products - 1.3%
72,400	L’Oreal, (2)					1,788,280
76,400	Shiseido Company, Limited, (2)					1,042,860
	Total Personal Products					2,831,140
	Pharmaceuticals - 9.0%
56,630	Abbott Laboratories, (3)					3,882,553
56,100	Merck KGaA, (2)					2,309,530
40,300	Novartis AG, Sponsored ADR					2,468,778
25,500	Novo-Nordisk A/S					4,024,155
275,050	Pfizer Inc., (3)					6,834,991
	Total Pharmaceuticals					19,520,007
	Professional Services - 1.1%
142,500	Experian PLC, (2)					2,379,750
	Road & Rail - 2.1%
38,500	Union Pacific Corporation					4,569,950
	Semiconductors & Equipment - 2.3%
150,054	Microchip Technology Incorporated					4,912,768
	Software - 3.6%
170,150	Microsoft Corporation, (3)					5,067,067
39,200	SAP AG, Sponsored ADR					2,796,136
	Total Software					7,863,203
	Textiles, Apparel & Luxury Goods - 2.2%
30,405	VF Corporation					4,845,341
	Thrifts & Mortgage Finance - 2.2%
343,478	New York Community Bancorp Inc.					4,863,648
	Tobacco - 4.4%
42,044	Lorillard Inc.					4,896,024
51,089	Philip Morris International, (3)					4,594,945
	Total Tobacco					9,490,969
	Trading Companies & Distributors - 0.8%
83,500	Itochu Corporation, (2)					1,676,680
	Wireless Telecommunication Services - 2.0%
116,200	Softbank Corporation, (2)					2,351,888
74,000	Vodafone Group PLC, Sponsored ADR					2,108,630
	Total Wireless Telecommunication Services					4,460,518
	Total Common Stocks (cost $190,489,701)					228,588,022

Shares	Description (1)	Coupon			Ratings (4)	Value
	Convertible Preferred Securities - 0.2% (0.1% of Total Investments)
	Real Estate Investment Trust - 0.2%
16,400	CommonWealth REIT	6.500%			Baa3	$ 385,236
	Thrifts & Mortgage Finance - 0.0%
1,900	New York Community Capital Trust V	6.000%			Baa3	93,689
	Total Convertible Preferred Securities (cost $478,040)					478,925

Shares	Description (1)	Coupon			Ratings (4)	Value
	$25 Par (or similar) Preferred Securities - 29.3% (20.0% of Total Investments)
	Capital Markets - 0.8%
900	Allied Capital Corporation	6.875%			BBB	$ 22,500
32,400	Ares Capital Corporation	7.000%			BBB	860,220
8,300	Gladstone Investment Corporation	7.125%			N/R	208,828
14,300	Hercules Technology Growth Capital Incorporated	7.000%			N/R	362,791
11,000	Triangle Capital Corporation	7.000%			N/R	290,400
	Total Capital Markets					1,744,739
	Commercial Banks - 7.4%
28,500	Associated Banc-Corp.	8.000%			BB+	800,280
57,400	BB&T Corporation, (5)	5.850%			BBB	1,500,436
48,015	First Naigara Finance Group	8.625%			BB+	1,404,439
29,200	First Republic Bank of San Francisco, (5)	6.200%			BBB	761,939
25,000	GMAC LLC	7.350%			BB-	616,750
10,300	HSBC Holdings PLC	8.000%			A-	290,975
40,000	PNC Financial Services	6.125%			BBB	1,098,800
100,000	U.S. Bancorp.	6.500%			A3	2,910,000
3,500	Wells Fargo & Company, Convertible Bond	7.500%			BBB+	4,333,000
62,300	Zions Bancorporation	9.500%			BB	1,630,391
30,720	Zions Bancorporation	7.900%			BB	853,709
	Total Commercial Banks					16,200,719
	Consumer Finance - 1.2%
18,326	GMAC LLC	7.250%			BB-	452,652
62,800	HSBC Finance Corporation	6.360%			A	1,575,652
25,000	HSBC USA Inc.	6.500%			A-	634,250
	Total Consumer Finance					2,662,554
	Diversified Consumer Services - 1.1%
92,100	Gabelli Equity Trust	5.000%			AAA	2,325,525
	Diversified Financial Services - 2.1%
1,210	Bank of America Corporation	7.250%			BB+	1,318,900
4,615	Citigroup Inc.	8.125%			BB	134,712
30,900	Countrywide Capital Trust IV	6.750%			BB+	772,500
98,700	JP Morgan Chase & Company	5.500%			BBB	2,457,630
	Total Diversified Financial Services					4,683,742
	Electric Utilities - 2.3%
20,000	Gulf Power Company, (5)	6.000%			BBB+	2,025,188
17,500	SCE Trust I	5.625%			BBB+	456,400
25,000	Southern California Edison Company, (5)	6.000%			BBB+	2,524,220
	Total Electric Utilities					5,005,808
	Food Products - 1.0%
20	HJ Heinz Finance Company, 144A, (5)	8.000%			BBB-	2,111,250
	Insurance - 4.8%
62,400	American Financial Group	7.000%			BBB+	1,713,504
28,100	Argo Group US Inc.	6.500%			BBB-	705,310
50,000	Aspen Insurance Holdings Limited	7.250%			BBB-	1,307,500
14,298	Aspen Insurance Holdings Limited	7.401%			BBB-	385,045
27,300	Axis Capital Holdings Limited	6.875%			BBB	734,370
95,300	Endurance Specialty Holdings Limited	7.500%			BBB-	2,494,001
1,000	Maiden Holdings NA Limited	8.250%			BBB-	26,590
30,500	Montpelier Re Holdings Limited	8.875%			BBB-	814,350
58,100	Principal Financial Group	6.518%			BBB	1,533,840
25,800	Reinsurance Group of America Inc.	6.200%			BBB	680,604
	Total Insurance					10,395,114
	Multi-Utilities - 2.0%
25,000	Dominion Resources Inc.	8.375%			BBB	696,250
97,000	DTE Energy Company	6.500%			BBB-	2,717,940
32,500	Scana Corporation	7.700%			BBB-	920,075
	Total Multi-Utilities					4,334,265
	Oil, Gas & Consumable Fuels - 0.3%
25,000	Magnum Hunter Resources Corporation	10.250%			BB-	640,500
	Real Estate Investment Trust - 6.3%
40,000	Apartment Investment & Management Company	7.000%			BB	1,064,400
75,000	Ashford Hospitality Trust Inc.	9.000%			N/R	2,015,250
12,621	CommomWealth REIT	7.250%			Baa3	328,903
31,350	Developers Diversified Realty Corporation	6.500%			Ba1	779,988
18,430	Developers Diversified Realty Corporation	7.375%			Ba1	464,252
72,500	Dupont Fabros Technology	7.875%			Ba2	1,948,075
25,000	Equity Residential Properties Trust, (5)	8.290%			Baa2	1,701,563
22,100	Inland Real Estate Corporation	8.250%			N/R	584,987
50,000	Kimco Realty Corporation, Series G	7.750%			Baa2	1,271,500
32,000	Northstar Realty Finance Corporation	8.250%			N/R	751,360
2,000	Prologis Inc., (5)	8.540%			Baa3	126,750
33,000	Regency Centers Corporation	6.625%			Baa3	882,750
50,000	Senior Housing Properties Trust	5.625%			BBB-	1,233,500
19,652	Vornado Realty LP	7.875%			BBB	539,447
	Total Real Estate Investment Trust					13,692,725
	Total $25 Par (or similar) Preferred Securities (cost $58,678,088)					63,796,941

Principal
Amount (000)	Description (1)	Coupon	Maturity		Ratings (4)	Value
	Corporate Bonds - 1.6% (1.1% of Total Investments)
	Commercial Banks - 0.5%
$1,000	Western Alliance Bancorporation	10.000%	9/01/15		Ba3	$ 1,085,000
	Insurance - 0.8%
850	American International Group, Inc.	8.175%	5/15/68		BBB	1,040,187
528	Hartford Life Inc.	7.650%	6/15/27		BBB-	639,150
1,378	Total Insurance					1,679,337
	Media - 0.3%
694	Donnelley & Son Company	8.250%	3/15/19		BB	704,410
$3,072	Total Corporate Bonds (cost $3,136,715)					3,468,747

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity		Ratings (4)	Value
	Capital Preferred Securities - 5.8% (4.0% of Total Investments)
	Commercial Banks - 0.5%
1,000	PNC Financial Services Inc.	6.750%	8/01/21		BBB	$ 1,117,530
	Consumer Finance - 0.7%
1,000	Capital One Capital V Corporation	10.250%	8/15/39		Baa3	1,030,000
500	Capital One Capital VI	8.875%	5/15/40		Baa3	508,381
	Total Consumer Finance					1,538,381
	Diversified Financial Services - 1.6%
1,000	General Electric Capital Corporation	7.125%	12/15/49		AA-	1,114,420
1,100	General Electric Capital Corporation	6.250%	12/15/49		AA-	1,161,083
1,000	JPMorgan Chase & Company	7.900%	N/A	(6)	BBB	1,135,730
	Total Diversified Financial Services					3,411,233
	Insurance - 3.0%
1,710	AXA SA, 144A	6.379%	N/A	(6)	Baa1	1,539,000
1,175	Liberty Mutual Group, 144A	7.800%	3/15/37		Baa3	1,274,875
1,000	MetLife Inc.	10.750%	8/01/69		BBB	1,485,000
212	Prudential PLC	7.750%	12/15/49		A-	227,900
1,508	Swiss Re Capital I, 144A	6.854%	N/A	(6)	A	1,534,390
594	Symetra Financial Corporation, 144A	8.300%	10/15/37		BBB-	611,820
	Total Insurance					6,672,985
	Total Capital Preferred Securities (cost $11,316,537)					12,740,129

Principal
Amount (000)	Description (1)	Coupon	Maturity			Value
	Short-Term Investments - 4.5% (3.1% of Total Investments)
$9,766	Repurchase Agreement with State Street Bank, dated 9/28/12, repurchase price $9,765,925, collateralized by: $2,395,000 U.S. Treasury Bonds, 3.125%, due 11/15/41, value $2,595,548; $1,290,000 U.S. Treasury Bonds, 3.125%, due 2/15/42, value $1,385,724; $5,630,000 U.S. Treasury Notes, 0.250%, due 2/28/14, value $5,633,507; and $350,000 U.S. Treasury Notes, 0.375%, due 4/15/15, value $351,306	0.010%	10/01/12			$ 9,765,917
	Total Short-Term Investments (cost $9,765,917)					9,765,917
	Total Investments (cost $273,864,998) - 146.3%					318,838,681
	Borrowings - (44.0)% (7), (8)					(96,000,000)
	Other Assets Less Liabilities - (2.3)% (9)					(4,851,112)
	Net Assets Applicable to Common Shares - 100%					$ 217,987,569

Investments in Derivatives at September 30, 2012

Call Options Written outstanding:

Number of		Notional	Expiration		Strike
Contracts	Type	Amount (10)	Date		Price	Value (9)
	Call Options Written
(100)	S&P 500® Index	$ (14,500,000)	10/20/12		$ 1,450	$ (118,000)
(50)	S&P 500® Index	(7,325,000)	10/20/12		1,465	(24,000)
(100)	S&P 500® Index	(14,700,000)	10/20/12		1,470	(37,000)
(100)	S&P 500® Index	(14,500,000)	11/17/12		1,450	(217,500)
(100)	S&P 500® Index	(14,700,000)	11/17/12		1,470	(112,000)
(450)	Total Call Options Written (premiums received $900,587)	$ (65,725,000)				$ (508,500)

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive			Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date	(Depreciation) (9)
JPMorgan	$ 16,750,000	Receive	1-Month USD-LIBOR	1.412%	Monthly	3/29/14	$ (1,117,969)
Morgan Stanley	16,750,000	Receive	1-Month USD-LIBOR	2.323	Monthly	3/29/16	(299,005)
							$ (1,416,974)

* Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stock	$ 196,293,102	$ 32,294,920	$ –	$ 228,588,022
Convertible Preferred Securities	478,925	–	–	478,925
$25 Par (or similar) Preferred Securities	53,045,595	10,751,346	–	63,796,941
Corporate Bonds	–	3,468,747	–	3,468,747
Capital Preferred Securities	–	12,740,129	–	12,740,129
Short-Term Investments:
Repurchase Agreements	–	9,765,917	–	9,765,917
Derivatives:
Call Options Written	(508,500)	–	–	(508,500)
Interest Rate Swaps**	–	(1,416,974)	–	(1,416,974)
Total	$ 249,309,122	$ 67,604,085	$ –	$ 316,913,207

*	Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Common Stocks and $25 Par (or similar) Preferred Securities classified as Level 2.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following tables presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$(508,500)
Interest Rate	Swaps	—	—	Unrealized depreciation on interest rate swaps	(1,416,974)
Total			$—		$(1,925,474)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives), was $276,619,452.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives), at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$ 48,853,525
Depreciation	(6,634,296)

Net unrealized appreciation (depreciation) of investments	$ 42,219,229

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Security categorized as Level 2.
(6)	Perpetual security. Maturity date is not applicable.
(7)	Borrowings as a percentage of Total Investments is 30.1%.
(8)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2012, investments with a value of $200,497,353 have been pledged as collateral for Borrowings.

(9)	Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at September 30, 2012.
(10)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
N/A	Not applicable.
N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.              The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012